                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               ---------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    NewBridge Partners, LLC
         -----------------------------------------------
Address: 535 Madison Avenue, 14th Floor
         -----------------------------------------------
         New York, New York 10022
         -----------------------------------------------

Form 13F File Number: 28-5523
                        ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathy T. Abramson
       -------------------------------------------------
Title: Chief Financial Officer
       -------------------------------------------------
Phone: (212) 745-1000
       -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kathy T. Abramson           New York, New York      January 25, 2001
-------------------------   -------------------------  ------------------
[Signature]                       [City, State]         [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------
Form 13F Information Table Entry Total: 111
                                        -------------
Form 13F Information Table Value Total: $5,052,873
                                        -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

None      28-
-----        ------------

[Repeat as necessary.]

NewBridge Partners, LLC
Form 13F Information Table

For the quarter ended December 31, 2000

   COLUMN 1          COLUMN 2     COLUMN 3   COLUMN 4   COLUMN 5      COLUMN 6             COLUMN 7      COLUMN 8
   --------          --------     --------   --------   --------      --------             --------      --------

                                                                      INVESTMENT
                                                                      DISCRETION                         VOTING  AUTHORITY
                                              VALUE             PUT/                             OTHER
NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)    SHRS   CALL    SOLE     SHARED  OTHER  MANAGERS  SOLE    SHARED    NONE
--------------      --------------   -----   --------    ----   ----    ----     ------  -----  --------  ----    ------    ----
ABBOTT LABS              COMMON    002824100   $1,602    33,072        25,072      0     8,000              0        0     33,072
AMERICA ONLINE INC CO    COMMON    02364J104  $239,979  6,895,953     6,844,763  2,600   48,590          3,551,11763,300  3,281,536
AMERICAN EXPRESS CO      COMMON    025816109    $287      5,223         3,723      0     1,500             525       0     4,698
AMERICAN HOME PRODS C    COMMON    026609107    $884     13,918        12,918      0     1,000              0        0     13,918
AMERICAN INTL GROUP I    COMMON    026874107  $324,753  3,294,891     3,279,011    0     15,880          2,430,330 6,747  857,814
AMGEN INC COM            COMMON    031162100    $450      7,040         7,040      0       0                80       0     6,960
APPLIED MICRO CIRCUIT    COMMON    03822W109   $7,023    93,577        91,477    2,100     0              53,677   2,100   37,800
ARIBA INC COM            COMMON    04033V104   $2,571    47,943        46,743    1,200     0              32,073   1,200   14,670
AT&T CORP COM LBRTY M    COMMON    001957208   $3,862    284,745       284,745     0       0              58,780     0    225,965
AUTOMATIC DATA PROCES    COMMON    053015103    $570      9,000         9,000      0       0                0        0     9,000
BERKSHIRE HATHAWAY IN    COMMON    084670207   $5,179     2,200         2,200      0       0                0        0     2,200
BERKSHIRE HATHAWAY IN    COMMON    084670108    $213        3             3        0       0                0        0       3
BRISTOL MYERS SQUIBB     COMMON    110122108   $1,352    18,291        17,555      0      736               0        0     18,291
BROADCOM CORP COM        COMMON    111320107  $137,036  1,631,383     1,626,433  1,900   3,050           986,200   9,100  636,083
BROADVISION INC COM      COMMON    111412102   $1,290    109,219       105,509   3,710     0              78,714   3,710   26,795
BROCADE COMMUNICATION    COMMON    111621108   $8,361    91,070        89,162    1,900     8              57,572   1,900   31,598
CISCO SYS INC COM        COMMON    17275R102  $360,394  9,422,072     9,320,772  3,600   97,700          4,399,78366,150  4,956,139
CITIGROUP INC COM        COMMON    172967101  $298,439  5,844,581     5,808,652    0     35,929          4,114,45918,000  1,712,122
CLEAR CHANNEL COMMUNI    COMMON    184502102  $127,232  2,626,731     2,624,246    0     2,485           1,891,073   0    735,658
COCA COLA CO             COMMON    191216100   $1,365    22,394         7,694      0     14,700             0        0     22,394
COLGATE PALMOLIVE CO     COMMON    194162103    $878     13,600          600       0     13,000             0        0     13,600
COMPAQ COMPUTER CORP     COMMON    204493100    $278     18,500        18,500      0       0                0        0     18,500
CONVERGYS CORP COM       COMMON    212485106    $364      8,043         8,043      0       0                0        0     8,043
COSTCO WHOLESALE CORP    COMMON    22160K105    $258      6,462         6,462      0       0                0        0     6,462
DELL COMPUTER CORP CO    COMMON    247025109   $72,306  4,146,561     4,108,261   900    37,400          3,454,69634,300  657,565
DISNEY WALT PRODTNS      COMMON    254687106    $344     11,894        11,894      0       0                0        0     11,894
DU PONT E I DE NEMOUR    COMMON    263534109    $771     15,958        15,958      0       0                0        0     15,958
E M C CORP MASS COM      COMMON    268648102  $523,917  7,878,446     7,824,316  2,500   51,630          3,888,43835,300  3,954,708
EXODUS COMMUNICATIONS    COMMON    302088109   $3,313    165,669       164,029   1,500    140            118,569   1,500   45,600
EXXON CORPORATION        COMMON    30231G102   $2,169    24,950        14,894      0     10,056             0        0     24,950
FEDERAL NAT MORTGAGE     COMMON    313586109    $676      7,791         7,791      0       0                0        0     7,791
FISHER TRANSN SVCS IN    COMMON    338034101     $0      12,000        12,000      0       0                0        0     12,000
FLEETBOSTON FINANCIAL    COMMON    339030108    $259      6,882         6,882      0       0                0        0     6,882
GENENTECH INC COM NEW    COMMON    368710406  $143,384  1,759,318     1,754,636    0     4,682           1,027,444 7,800  724,074
GENERAL ELEC CO          COMMON    369604103   $8,963    186,972       172,572     0     14,400           1,811      0    185,161
GENERAL MTRS CORP CL     COMMON    370442832   $3,451    150,039       147,639   2,400     0             104,924   2,400   42,715
HARLEY DAVIDSON INC C    COMMON    412822108  $134,262  3,377,664     3,364,684    0     12,980          2,191,984   0    1,185,680
HARTFORD FINL SVCS GR    COMMON    416515104   $1,122    15,886           0        0     15,886             0        0     15,886
HEWLETT PACKARD CO CO    COMMON    428236103    $339     10,748         2,748      0     8,000              0        0     10,748
HOME DEPOT INC COM       COMMON    437076102  $262,820  5,752,552     5,707,237    0     45,315          3,561,31817,700  2,173,534
HUNTINGTON BANCSHARES    COMMON    446150104   $1,471    90,876        90,876      0       0                0        0     90,876
I B M                    COMMON    459200101   $5,330    62,704        26,704      0     36,000             0        0     62,704
IMATRON INC COM          COMMON    452906100    $446     324,300       324,300     0       0                0        0    324,300
INKTOMI CORP COM         COMMON    457277101   $1,177    65,819        64,119    1,700     0              52,739   1,700   11,380
INSIGHT ENTERPRISES I    COMMON    45765U103    $272     15,187        15,187      0       0                0        0     15,187
INTEL CORP COM           COMMON    458140100   $12,499   415,760       369,760     0     46,000           21,695  20,700  373,365
INTERPUBLIC GROUP COS    COMMON    460690100    $487     11,443        11,443      0       0                0        0     11,443
ITT INDS INC IND COM     COMMON    450911102    $308      7,943           0        0     7,943              0        0     7,943
J D S UNIPHASE CORP C    COMMON    46612J101  $130,582  3,132,399     3,124,315  3,000   5,084           1,890,73513,400  1,228,264
JABIL CIRCUIT INC COM    COMMON    466313103    $508     20,000        20,000      0       0                0        0     20,000
JACO ELECTRS INC COM     COMMON    469783104    $218     30,000        30,000      0       0                0        0     30,000
JOHNSON & JOHNSON        COMMON    478160104   $49,465   470,818       241218   224,000  5,600              0     224,000 246,818
JUNIPER NETWORKS INC     COMMON    48203R104  $100,753   799,230       796,940   1,400    890            509,960   2,100  287,170
LILLY, ELI AND COMPAN    COMMON    532457108    $262      2,812         2,812      0       0                0        0     2,812
LOWES COS INC COM        COMMON    548661107    $356      8,000         8,000      0       0                0        0     8,000
MANOR CARE INC           COMMON    564055101    $411     19,927           0        0     19,927             0        0     19,927
MEDTRONIC INC COM        COMMON    585055106  $340,126  5,633,549     5,607,409    0     26,140          3,791,82317,800  1,823,926
MERCK & CO INC           COMMON    589331107   $4,834    51,636        49,836      0     1,800              0       700    50,936
MERRILL LYNCH & CO IN    COMMON    590188108  $299,937  4,398,710     4,379,660    0     19,050          3,097,86513,400  1,287,445
METHANEX CORP COM        COMMON    59151K108    $322     50,000        50,000      0       0                0        0     50,000
MICROSOFT CORP COM       COMMON    594918104  $144,912  3,340,920     3,301,160   200    39,560          1,863,13522,800  1,454,985
MILLENNIUM PHARMACTCL    COMMON    599902103    $347      5,600         5,600      0       0                0        0     5,600
MINNESOTA MNG & MFG C    COMMON    604059105    $253      2,100           0        0     2,100              0        0     2,100
MORGAN J.P. & CO INC     COMMON    616880100    $331      2,000          500       0     1,500              0        0     2,000
MORGAN STANLEY DEAN W    COMMON    617446448   $1,085    13,689        11,553      0     2,136            1,813      0     11,876
MOTOROLA INC COM         COMMON    620076109    $225     11,100         2,700      0     8,400              0        0     11,100
NASDAQ 100 TR UNIT SE    COMMON    631100104    $642     11,000        11,000      0       0                0        0     11,000
NOKIA CORP ADR SPONSO    COMMON    654902204  $332,576  7,645,434     7,613,674  4,300   27,460          4,694,977 4,300  2,946,157
NORTHERN TR CORP COM     COMMON    665859104    $604      7,400         2,000      0     5,400              0        0     7,400
OMNICOM GROUP COM        COMMON    681919106    $548      6,609         6,544      0       65              440       0     6,169
OPENWAVE SYSTEMS INC     COMMON    683718100   $2,687    56,058        54,758    1,300     0              39,378   1,300   15,380
ORACLE SYS CORP          COMMON    68389X105   $3,684    126,772       123,172   3,600     0              87,357   3,600   35,815
P M C-SIERRA INC COM     COMMON    69344F106   $76,054   967,298       963,698   2,100   1,500           593,550   2,100  371,648
PEOPLESOFT INC COM       COMMON    712713106    $307      8,250         8,250      0       0                0        0     8,250
PEPSICO INC              COMMON    713448108    $218      4,400         2,400      0     2,000              0        0     4,400
PFIZER INC               COMMON    717081103  $257,857  5,605,581     5,575,896    0     29,685          4,132,36517,900  1,725,315
PHILIP MORRIS COS INS    COMMON    718154107    $307      6,981         2,181      0     4,800              0        0     6,981
QUALCOMM INC COM         COMMON    747525103  $158,693  1,930,869     1,924,504  1,900   4,465           1,271,555 3,100  656,214
RATIONAL SOFTWARE COR    COMMON    75409P202    $234      6,000         6,000      0       0                0        0     6,000
REDBACK NETWORKS INC     COMMON    757209101   $2,277    55,525        53,825    1,700     0              37,530   1,700   16,295
REPAP ENTERPRISES INC    COMMON    76026M309     $4      20,000        20,000      0       0                0        0     20,000
REUTERS GROUP PLC ADR    COMMON    76132M102    $315      3,200         3,200      0       0                0        0     3,200
RF MICRO DEVICES INC     COMMON    749941100    $255      9,300         9,300      0       0                0        0     9,300
RICHARDSON ELECTRS LT    COMMON    763165107    $248     18,000        18,000      0       0                0        0     18,000
ROYAL DUTCH PETE CO N    COMMON    780257804    $636     10,500           0        0     10,500             0        0     10,500
RSTK ABTOX INC SER F    FOREIGN    00386G991     $0      120,387       120,387     0       0                0        0    120,387
SCHERING PLOUGH CORP     COMMON    806605101   $1,884    33,200        32,000      0     1,200              0        0     33,200
SCHLUMBERGER             COMMON    806857108    $373      4,663         2,637      0     2,026              0        0     4,663
SCHWAB CHARLES CORP N    COMMON    808513105  $297,878  10,497,912    10,397,856   0     100,056         6,453,53874,550  3,969,824
SCIENTIFIC ATLANTA IN    COMMON    808655104    $261      8,000         8,000      0       0                0        0     8,000
SDL INC COM              COMMON    784076101   $1,054     7,114         6,864      0      250               69       0     7,045
SEMICONDUCTOR HOLDRS     COMMON    816636203    $294      6,000         6,000      0       0                0        0     6,000
SIEBEL SYS INC COM       COMMON    826170102   $4,206    62,193        60,493    1,700     0              43,558   1,700   16,935
SONIC SOLUTIONS COM      COMMON    835460106     $27     18,000        18,000      0       0                0        0     18,000
SSL INTERNATIONAL PLC   FOREIGN       N/A       $145     12,999        12,999      0       0                0        0     12,999
STRYKER CORP COM         COMMON    863667101    $678     13,400        13,400      0       0                0        0     13,400
SUN MICROSYSTEMS INC     COMMON    866810104   $9,405    337,405       333,605   3,800     0             135,265   3,800  198,340
SYCAMORE NETWORKS INC    COMMON    871206108   $1,806    48,482        47,282    1,200     0              31,957   1,200   15,325
TEXAS INSTRS INC COM     COMMON    882508104   $7,026    148,298       145,210   3,000     88             89,200   3,000   56,098
TIME WARNER INC COM      COMMON    887315109    $642     12,289        12,289      0       0              5,064      0     7,225
TRUECROSSING GROWTH F    MUTUAL    897854105    $716     85,949        85,949      0       0                0        0     85,949
TRUECROSSING TECHNOLO    MUTUAL    897854204    $498     79,626        79,626      0       0                0        0     79,626
UNILEVER N V WI          COMMON    904784709    $225      3,571           0        0     3,571              0        0     3,571
UNITED TECHNOLOGIES C    COMMON    913017109    $341      4,336         4,336      0       0                0        0     4,336
VERISIGN INC COM         COMMON    92343E102   $2,448    32,993        31,646    1,300     47             22,116   1,300   9,577
VERITAS SOFTWARE CO C    COMMON    923436109   $98,131  1,121,500     1,118,645  1,900    955            676,977   1,900  442,623
WAL MART STORES INC      COMMON    931142103   $4,220    79,426        65,426      0     14,000             0        0     79,426
WALGREEN COMPANY         COMMON    931422109    $268      6,400          800       0     5,600              0        0     6,400
WRIGLEY WM JR CO         COMMON    982526105   $1,150    12,000           0        0     12,000             0        0     12,000
XILINX INC COM           COMMON    983919101    $279      6,046         6,046      0       0                46       0     6,000
YAHOO INC COM            COMMON    984332106   $1,143    38,015        37,815     200      0              30,480    200    7,335